LEASES (Schedule of Right-of-Use Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Ifrs Statement [Line Items]
Balance at beginning year	$ 980
Additions during the year:
Adjustments for indexation	19	$ 39
Depreciation	797	805
Disposals during the year:
Balance at end of year	2,447	980
Depreciated cost at end of year	2,447	980
Leasehold [Member]
Additions during the year:
Adjustments for indexation	12	31
Disposals during the year:
Depreciated cost at end of year	2,096	685
Motor vehicles [Member]
Additions during the year:
Adjustments for indexation	7	8
Disposals during the year:
Depreciated cost at end of year	351	295
Cost [Member]
Ifrs Statement [Line Items]
Balance at beginning year	4,427	4,269
Additions during the year:
Additions to right-of-use assets for new leases in the period	2,307	194
Adjustments for indexation	19	39
Disposals during the year:
Disposals of right-of-use assets for leases terminated in the period	(2,765)	(75)
Balance at end of year	3,988	4,427
Cost [Member] | Leasehold [Member]
Ifrs Statement [Line Items]
Balance at beginning year	3,553	3,522
Additions during the year:
Additions to right-of-use assets for new leases in the period	1,974	0
Adjustments for indexation	12	31
Disposals during the year:
Disposals of right-of-use assets for leases terminated in the period	(2,443)	0
Balance at end of year	3,096	3,553
Cost [Member] | Motor vehicles [Member]
Ifrs Statement [Line Items]
Balance at beginning year	874	747
Additions during the year:
Additions to right-of-use assets for new leases in the period	333	194
Adjustments for indexation	7	8
Disposals during the year:
Disposals of right-of-use assets for leases terminated in the period	(322)	(75)
Balance at end of year	892	874
Accumulated depreciation [Member]
Ifrs Statement [Line Items]
Balance at beginning year	(3,447)	(2,701)
Additions during the year:
Depreciation	797	805
Disposals during the year:
Disposals of right-of-use assets	(2,703)	(59)
Balance at end of year	(1,541)	(3,447)
Accumulated depreciation [Member] | Leasehold [Member]
Ifrs Statement [Line Items]
Balance at beginning year	(2,868)	(2,276)
Additions during the year:
Depreciation	575	592
Disposals during the year:
Disposals of right-of-use assets	(2,443)	0
Balance at end of year	(1,000)	(2,868)
Accumulated depreciation [Member] | Motor vehicles [Member]
Ifrs Statement [Line Items]
Balance at beginning year	(579)	(425)
Additions during the year:
Depreciation	222	213
Disposals during the year:
Disposals of right-of-use assets	(260)	(59)
Balance at end of year	$ (541)	$ (579)